OTHER OPERATING (EXPENSE)/INCOME, NET (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER OPERATING (EXPENSE)/INCOME, NET [abstract]
Fines, penalties and compensations	¥ (89)	¥ (152)	¥ (90)
Donations	(152)	(133)	(112)
Loss on disposal of property, plant, equipment and other non-current assets, net	(1,518)	(1,489)	(692)
Impairment losses on long-lived assets (Note i)	(21,258)	(16,425)	(5,146)
Net realized and unrealized gain on derivative financial instruments not qualified as hedging	(909)	195	870
Ineffective portion of change in fair value of cash flow hedges	(813)	304	165
Government grants (Note ii)	4,893	4,101	5,131
Gain on dilution and remeasurement of interests in the Pipeline Ltd		20,562
Gain on remeasurement of interests in the Shanghai SECCO (Note 31)	3,941
Others	(649)	(1,277)	(255)
Other operating expenses, total	¥ (16,554)	¥ 5,686	¥ (129)